AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2021

FILE NO. 333-206448

FILE NO. 811-22726

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 12	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 115

FORETHOUGHT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(Exact Name of Registrant)

FORETHOUGHT LIFE INSURANCE COMPANY

(Name of Depositor)

10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

(Address of Depositor’s Principal Offices)

860-325-1538

(Depositor’s Telephone Number, Including Area Code)

SARAH M. PATTERSON

FORETHOUGHT LIFE INSURANCE COMPANY

ONE FINANCIAL PLAZA, 755 MAIN STREET,

24TH FLOOR, HARTFORD, CT 06103

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 3, 2021, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date), pursuant to paragraph (a)(1) of Rule 485

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 10 to May 3, 2021. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 10 to this Registration Statement on Form N-4 as filed on January 15, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 14th day of April, 2021.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:	David A. Jacoby	*By:	/s/ Sarah M. Patterson
	David A. Jacoby		Sarah M. Patterson
	Chief Financial Officer, Director and Treasurer (principal financial and accounting officer)*		Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:	David A. Jacoby
David A. Jacoby
Chief Financial Officer, Director and Treasurer (principal financial and accounting officer)*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman), President	*By:	/s/ Sarah M. Patterson
Hanben Kim Lee, Director, Executive Vice President		Sarah M. Patterson
David P. Wilken, Director, Co-Head of Individual Markets and Managing Director		Attorney-in-Fact
Eric D. Todd, Director, Managing Director
Date: April 14, 2021